Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust III
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
Supplement [Text Block]	pstiii_SupplementTextBlock
PIONEER DISCIPLINED VALUE FUND

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2015

FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.
Pioneer Disciplined Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstiii_SupplementTextBlock
PIONEER DISCIPLINED VALUE FUND

SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2015

FUND SUMMARY
The following replaces the corresponding information under the heading "Principal investment strategies" in the section entitled "Fund summary":

The fund may invest up to 20% of its total assets in securities of non-U.S. issuers, including up to 5% of its total assets in the securities of emerging markets issuers.